10. BIOLOGICAL ASSETS (Details 2) R$ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) Number	Dec. 31, 2017 BRL (R$) Number
Disclosure of detailed information about biological assets [line items]
Total current	R$ 1,513.1	R$ 1,510.5
Total non-current	R$ 1,061.3	R$ 903.7
Live animals [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	211,397	221,804
Total	R$ 2,211.5	R$ 2,150.3
Live animals [Member] | Consumable biological assets [member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	192,259	203,324
Total current	R$ 1,513.1	R$ 1,510.5
Live animals [Member] | Consumable biological assets [member] | Immature [member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	188,248	199,337
Total current	R$ 582.8	R$ 699.9
Live animals [Member] | Consumable biological assets [member] | Immature [member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	4,011	3,987
Total current	R$ 930.3	R$ 810.6
Live animals [Member] | Production biological assets [member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	19,138	18,480
Total non-current	R$ 698.4	R$ 639.8
Live animals [Member] | Production biological assets [member] | Immature [member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	6,538	6,693
Total non-current	R$ 134.4	R$ 117.2
Live animals [Member] | Production biological assets [member] | Immature [member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	203	229
Total non-current	R$ 74.1	R$ 67.8
Live animals [Member] | Production biological assets [member] | Mature [member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	11,958	11,113
Total non-current	R$ 246.8	R$ 208.6
Live animals [Member] | Production biological assets [member] | Mature [member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	439	445
Total non-current	R$ 243.1	R$ 246.2